Share Plans (Schedule of Incentive Equity Awards Issued Upon Completion of Conversion) (Details) (USD $)	Sep. 26, 2014	Sep. 27, 2013	Jun. 28, 2013	Jun. 27, 2013
Conversion of Covidien Equity Awards
Share options outstanding	3,526,789	2,760,231	2,399,822	1,745,258
Restricted Share Units
Conversion of Covidien Equity Awards
Weighted-average grant date fair value, restricted share units	47.88		40.62
Covidien
Conversion of Covidien Equity Awards
Share options outstanding			2,399,822
Weighted-average grant-date fair value, share options			7.96
Covidien | Restricted Share Units
Conversion of Covidien Equity Awards
Non-share option equity awards outstanding			575,213
Weighted-average grant date fair value, restricted share units			38.97